Capital Offering	12 Months Ended
Dec. 31, 2014
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Capital Offering

NOTE 21 - CAPITAL OFFERING

The Company initiated a Private Placement stock offering in September 2013. The offering was priced at $13.00 per share and was completed during November 2013. Common shares issued as part of the offering totaled 1,153,847. Net proceeds were as follows:

Gross proceeds	$15,000
Stock offering costs	(809)

Proceeds from issuance of common stock, net	$14,191

The proceeds of the offering were used primarily to provide the capital to Franklin Synergy Bank to support continued growth.